Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	8,398,005
Proposed Maximum Offering Price per Unit	49.81
Maximum Aggregate Offering Price	$ 418,304,629.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,767.87
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 shall also cover any additional shares of the common stock, without par value (the "Common Stock") of Fifth Third Bancorp (the "Registrant"), which may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (2) The amount of securities registered represents the aggregate number of shares of Common Stock issuable upon the vesting or settlement, as applicable, of certain equity awards granted under the Comerica Incorporated Amended and Restated 2006 Long-Term Incentive Plan, Comerica Incorporated Amended and Restated 2018 Long-Term Incentive Plan, as Further Amended and Restated, Comerica Incorporated Amended and Restated Incentive Plan for Non-Employee Directors, Comerica Incorporated 2015 Incentive Plan for Non-Employee Directors, 1999 Comerica Incorporated Amended and Restated Common Stock Deferred Incentive Award Plan, Amended and Restated Comerica Incorporated Common Stock Non-Employee Director Fee Deferral Plan, which equity awards were assumed by the Registrant and converted into equity awards in respect of Common Stock in connection with the consummation of the transactions contemplated by the Agreement and Plan of Merger, dated as of October 5, 2025, by and among the Registrant, Fifth Third Financial Corporation, a wholly owned subsidiary of the Registrant, Comerica Incorporated and Comerica Holdings Incorporated (the "Merger Agreement"). (3) Proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $49.81 per share, which is the average of the high and low prices of the Common Stock as reported on the Nasdaq Stock Market on January 29, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	115,766,065
Maximum Aggregate Offering Price	$ 115,766,065.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,987.29
Offering Note	The Deferred Compensation Obligations are unsecured obligations to pay deferred compensation in the future in accordance with the terms of the 1999 Comerica Incorporated Amended and Restated Deferred Compensation Plan and the Amended and Restated Comerica Incorporated Non-Employee Director Fee Deferral Plan, which plans were assumed by the Registrant in connection with the consummation of the transactions contemplated by the Merger Agreement. Deferred Compensation Obligations will be paid in cash.